May 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

ATTN:      Document Control - EDGAR

RE:        American Enterprise Variable Annuity Account
           American Express Innovations(SM) Variable Annuity
           American Express Innovations(SM) Select Variable Annuity American Express Innovations(SM) Classic Variable Annuity American Express Innovations(SM) Classic Select Variable Annuity American Express New Solutions(R) Variable Annuity
           Evergreen Essential(SM) Variable Annuity
           Evergreen New Solutions Variable Annuity
           Evergreen New Solutions Select Variable Annuity
           Wells Fargo Advantage(R) Select Variable Annuity
           File Nos. 333-92297 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,




/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel